Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and equipment were as follows for the dates indicated:

	December 31,
	2015	2014
	(Dollars in thousands)
Land	$2,355	$2,355
Buildings	10,205	10,076
Furniture, fixtures, and equipment	5,430	5,580
Leasehold improvements	45	45
Construction in progress	—	17
	18,035	18,073
Less: Accumulated depreciation	(9,427)	(9,405)
	$8,608	$8,668